Note 19 - Segmented Information (Details) - Segmented Revenue by Geographical Location of Customer (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Revenues
Geographical Revenue	$ 151,294	$ 126,883	$ 113,990
United States [Member]
Revenues
Geographical Revenue	68,877	60,420	48,602
Canada [Member]
Revenues
Geographical Revenue	14,388	14,212	15,051
Americas, Excluding Canada and United States [Member]
Revenues
Geographical Revenue	1,028	1,052	1,196
Belgium [Member]
Revenues
Geographical Revenue	14,961	15,668	19,319
Netherlands [Member]
Revenues
Geographical Revenue	14,475	12,370	6,031
EMEA, Excluding Belgium and Netherlands [Member]
Revenues
Geographical Revenue	33,095	16,916	18,484
Asia Pacific [Member]
Revenues
Geographical Revenue	$ 4,470	$ 6,245	$ 5,307